Segment Information (Segment Information) (Details) (USD $)	3 Months Ended								12 Months Ended			3 Months Ended			6 Months Ended	12 Months Ended						3 Months Ended			12 Months Ended							3 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012 ship	Dec. 31, 2011 ship	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2012 Bananas ship	Dec. 31, 2011 Bananas ship		Mar. 31, 2012 Bananas ship	Dec. 31, 2012 Bananas		Dec. 31, 2011 Bananas		Dec. 31, 2010 Bananas		Sep. 30, 2012 Salads and Healthy Snacks	Jun. 30, 2012 Salads and Healthy Snacks	Mar. 31, 2012 Salads and Healthy Snacks	Dec. 31, 2012 Salads and Healthy Snacks		Dec. 31, 2011 Salads and Healthy Snacks		Dec. 31, 2010 Salads and Healthy Snacks		Dec. 31, 2010 European Smoothie Business	Mar. 31, 2012 Other Produce	Jun. 30, 2011 Other Produce	Dec. 31, 2012 Other Produce		Dec. 31, 2011 Other Produce		Dec. 31, 2010 Other Produce		Dec. 31, 2012 Corporate Costs		Dec. 31, 2011 Corporate Costs		Dec. 31, 2010 Corporate Costs
Segment Reporting Information [Line Items]
Net sales	$ 737,521,000	$ 714,167,000	$ 833,165,000	$ 793,484,000	$ 721,718,000	$ 722,764,000	$ 870,351,000	$ 824,463,000	$ 3,078,337,000	$ 3,139,296,000	$ 3,227,432,000					$ 1,985,472,000	[1]	$ 2,022,969,000	[1]	$ 1,937,748,000	[1]				$ 952,882,000	[2]	$ 953,464,000	[2]	$ 1,028,475,000	[2]				$ 139,983,000	[3]	$ 162,863,000	[3]	$ 261,209,000	[3]	$ 0	[4]	$ 0	[4]	$ 0	[4]
Segment results									(253,834,000)	33,740,000	110,796,000					77,454,000		127,175,000	[1]	80,591,000	[1]				(218,292,000)		7,035,000	[2]	95,268,000	[2]				(18,120,000)	[3]	(36,757,000)	[3]	5,363,000	[3]	(94,876,000)	[4]	(63,713,000)	[4]	(70,426,000)	[4]
Depreciation and amortization									63,154,000	60,927,000	61,016,000					18,518,000	[1]	18,850,000	[1]	18,568,000	[1]				35,828,000	[2]	36,835,000	[2]	39,803,000	[2]				421,000	[3]	480,000	[3]	175,000	[3]	8,387,000	[4]	4,762,000	[4]	2,470,000	[4]
Equity in (losses) earnings of investees									(33,433,000)	(6,314,000)	(2,925,000)					344,000	[1]	350,000	[1]	1,472,000	[1]				(33,777,000)	[2]	(6,664,000)	[2]	(4,837,000)	[2]				0	[3]	0	[3]	440,000	[3]	0	[4]	0	[4]	0	[4]
Total assets	1,697,762,000				1,937,959,000				1,697,762,000	1,937,959,000	2,067,146,000		1,122,537,000	[1]		1,082,685,000	[1]	1,122,537,000	[1]	1,100,391,000	[1]				494,348,000	[2]	714,129,000	[2]	702,639,000	[2]				33,418,000	[3]	38,160,000	[3]	105,303,000	[3]	87,311,000	[4]	63,133,000	[4]	158,813,000	[4]
Expenditures for long-lived assets									53,440,000	75,535,000	65,542,000					23,351,000	[1]	36,124,000	[1]	29,828,000	[1]				23,070,000	[2]	33,421,000	[2]	28,429,000	[2]				131,000	[3]	225,000	[3]	36,000	[3]	6,888,000	[4]	5,765,000	[4]	7,249,000	[4]
Acceleration of losses on ship sublease arrangements, net of sublease income										4,000,000		6,000,000	4,000,000
Acceleration of losses on ship sublease arrangements net of sublease income in the fourth quarter 2011 and related sale-leaseback gain amortization in the first quarter of 2012												6,000,000
Sale-leaseback gain amortization									14,349,000	14,131,000	14,562,000	2,000,000
Number of ships removed from service and subleased				3	2							3	2		5
Cost of sales primarily related to inventory write-offs to exit healthy snacking products that were not sufficiently profitable, gross																								1,000,000
Selling, general and administrative expense to restructure the European healthy snacking sales force																								1,000,000
Cost of sales primarily related to the closure of a research and development facility																							1,000,000
Impairment of the company's equity-method investment and related assets																						32,000,000
Goodwill and trademark impairment									181,884,000	0	0														180,000,000
Goodwill and trademark impairment, net of tax																									171,000,000
Gain on deconsolidation of European smoothie business									0	0	32,497,000																				32,000,000
Cost of sales primarily related to inventory write-offs to exit low-margin other produce, gross																																2,000,000
Selling, general, and administrative related to lease accrual																																		1,000,000
Reserve for advances made to Chilean grower																																	$ 32,000,000

[1]	Bananas segment results includes the acceleration of losses on ship arrangements of $4 million net of sublease income in the fourth quarter of 2011 and $6 million net of $2 million of related sale-leaseback gain amortization during the sublease period in the first quarter of 2012. As part of the company's European shipping reconfiguration, five ships, two in the fourth quarter of 2011 and three in the first quarter of 2012, were removed from service and subleased. The primary leases for an equivalent number of ships were not renewed at the end of 2012. These accelerated sublease losses are included in "Cost of sales."
[2]	Salads and Healthy Snacks segment results includes $1 million in "Cost of sales" primarily related to inventory write-offs to exit healthy snacking products that were not sufficiently profitable and $1 million in "Selling, general and administrative" to restructure the European healthy snacking sales force. These costs were recognized and related actions completed during the first quarter of 2012. Includes $1 million in "Selling, general and administrative" in the second quarter of 2012, primarily related to the closure of a research and development facility. Salads and Healthy Snacks segment results and equity in (losses) earnings of investees includes $32 million in 2012 to fully impair the company's equity-method investment and related assets and to record estimates of probable cash obligations to the Danone JV. See Notes 7 and 20 for further information related to investments in and income from equity method investments. Includes $180 million ($171 million, net of tax) of goodwill and trademark impairments in 2012 as described in Note 1. Includes a $32 million gain on the deconsolidation of the European smoothie business in 2010 as described in Note 20.
[3]	Other Produce segment results includes $2 million in "Cost of sales" primarily related to inventory write-offs to exit low-margin other produce in 2012, $1 million in "Selling, general and administrative" related to a lease accrual in 2012 and a reserve of $32 million for advances made to a Chilean grower in the second quarter of 2011 as described in Note 4.
[4]	Corporate costs includes "Restructuring and relocation costs" further detailed in Note 3.